Note 22 - Related Party Disclosures (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
(thousands of Canadian dollars)
	2025	2024
Mortgage loans and other loans	$5,640	$8,622
Subordinated notes payable	-	423
	$5,640	$9,045

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
(thousands of Canadian dollars)
	2025	2024
Salaries, benefits and directors' compensation	$12,640	$8,289
Share-based payments	1,131	1,133
	$13,771	$9,422